.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2011

Collection Period Start	1-Feb-11	Distribution Date	15-Mar-11
Collection Period End	28-Feb-11	30/360 Days	30
Beg. of Interest Period	15-Feb-11	Actual/360 Days	28
End of Interest Period	15-Mar-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	688,446,851.94	655,210,602.86	0.6914654
Total Securities		947,568,199.56	688,446,851.94	655,210,602.86	0.6914654
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	184,878,652.38	151,642,403.30	0.6240428
Class A-3 Notes	1.390000%	256,000,000.00	256,000,000.00	256,000,000.00	1.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	33,236,249.08	169,472.10	136.7746876	0.6974160
Class A-3 Notes	0.00	296,533.33	0.0000000	1.1583333
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,236,249.08	533,088.76

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,410,077.89
Monthly Interest				4,118,939.31
Total Monthly Payments				12,529,017.20

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				588,823.51
Aggregate Sales Proceeds Advance				8,467,333.86
Total Advances				9,056,157.37

Vehicle Disposition Proceeds:
Reallocation Payments				11,647,818.96
Repurchase Payments				1,037,726.18
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,694,892.42
Excess Wear and Tear and Excess Mileage				151,052.36
Remaining Payoffs				0.00
Net Insurance Proceeds				405,545.74
Residual Value Surplus				1,343,268.05
Total Collections				46,865,478.28

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	7,438,896.96			452
Involuntary Repossession	240,547.00			14
Voluntary Repossession	41,576.00			3
Full Termination	3,889,031.00			247
Bankruptcy	37,768.00			2
Insurance Payoff		400,647.79		20
Customer Payoff			337,493.68	19
Grounding Dealer Payoff			9,532,265.24	546
Dealer Purchase			1,676,715.86	89
Total	11,647,818.96	400,647.79	11,546,474.78	1,392

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,895	755,807,744.77	6.00000%	688,446,851.94
Total Depreciation Received		(10,081,762.32)		(9,525,285.87)
Principal Amount of Gross Losses	(40)	(843,475.40)		(779,178.69)
Repurchase / Reallocation	(76)	(1,162,110.71)		(1,037,726.18)
Early Terminations	(403)	(6,847,325.61)		(5,842,657.74)
Scheduled Terminations	(1,066)	(18,300,526.48)		(16,051,400.60)
Pool Balance - End of Period	34,310	718,572,544.25	6.00000%	655,210,602.86

Remaining Pool Balance
Lease Payment				192,995,847.48
Residual Value				462,214,755.38
Total				655,210,602.86

III. DISTRIBUTIONS

Total Collections					46,865,478.28
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					46,865,478.28

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					382,795.58
3. Reimbursement of Sales Proceeds Advance					6,806,378.01
4. Servicing Fee:
Servicing Fee Due					573,705.71
Servicing Fee Paid					573,705.71
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,762,879.30

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					169,472.10

Class A-2 Notes Monthly Interest Paid					169,472.10
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					296,533.33

Class A-3 Notes Monthly Interest Paid					296,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	533,088.76
Total Note and Certificate Monthly Interest Paid	533,088.76
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,569,510.22

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,236,249.08

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	33,236,249.08
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,333,261.14

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,333,261.14
Gross Reserve Account Balance		19,546,784.14
Remaining Available Collections Released to Seller		5,333,261.14
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.88
Monthly Prepayment Speed		75%
Lifetime Prepayment Speed		66%

	$	units
Recoveries of Defaulted and Casualty Receivables	859,381.59
Securitization Value of Defaulted Receivables and Casualty Receivables	779,178.69	40
Aggregate Defaulted and Casualty Gain (Loss)	80,202.90
Pool Balance at Beginning of Collection Period	688,446,851.94
Net Loss Ratio	0.0116%

Cumulative Net Losses for all Periods	0.0968%	917,307.74

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,881,534.22	214
61-90 Days Delinquent	644,467.32	32
91-120+ Days Delinquent	272,674.28	15
Total Delinquent Receivables:	4,798,675.82	261
60+ Days Delinquencies as Percentage of Receivables	0.13%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	11,327,927.96	699
Securitization Value	10,124,724.93
Aggregate Residual Gain (Loss)	1,203,203.03

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	68,947,465.72	4,361
Cumulative Securitization Value	63,469,459.56
Cumulative Residual Gain (Loss)	5,478,006.16

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		10,593,964.70
Reimbursement of Outstanding Advance		6,806,378.01
Additional Advances for current period		8,467,333.86
Ending Balance of Residual Advance		12,254,920.55

Beginning Balance of Payment Advance		964,586.89
Reimbursement of Outstanding Payment Advance		382,795.58
Additional Payment Advances for current period		588,823.51
Ending Balance of Payment Advance		1,170,614.82

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of February 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No